Subordinated debentures - Maturities of Subordinated Debentures (Detail) - CAD ($) $ in Millions	Oct. 31, 2021	Oct. 31, 2020
Disclosure of aggregate maturities of subordinated debentures based on the maturity dates under terms of issue [line items]
Subordinated debentures	$ 9,606	$ 9,879
Under 1 year [member]
Disclosure of aggregate maturities of subordinated debentures based on the maturity dates under terms of issue [line items]
Subordinated debentures	188
1 to 5 years [member]
Disclosure of aggregate maturities of subordinated debentures based on the maturity dates under terms of issue [line items]
Subordinated debentures	2,026
5 to 10 years [member]
Disclosure of aggregate maturities of subordinated debentures based on the maturity dates under terms of issue [line items]
Subordinated debentures	4,293
Over 10 years [member]
Disclosure of aggregate maturities of subordinated debentures based on the maturity dates under terms of issue [line items]
Subordinated debentures	$ 3,099